Merrill Lynch
California
Municipal
Bond Fund



[FUND LOGO]
STRATEGIC
         Performance



Semi-Annual Report

February 28, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                             10329 -- 2/98



[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch California Municipal Bond Fund         February 28, 1998

TO OUR SHAREHOLDERS

The Municipal Market Environment
During the six months ended February 28, 1998, bond yields declined to recent historic lows. Prior to late October, the ongoing positive combination of moderate economic growth and low inflation had allowed interest rates to gradually move lower. More recently, however, the decline in interest rates was driven more by the continued turmoil in Asian equity markets than by fundamental concerns. A significant "flight to quality" has benefited the US Treasury bond market, particularly longer-maturity US Treasury bonds, as foreign investors have sought safe haven in the relative stability of US financial markets. Over the six months ended February 28, 1998, US Treasury bond yields declined approximately 70 basis points (0.70%) to 5.92%. Long-term municipal revenue bonds, as measured by the Bond Buyer Revenue Bond Index, declined over 30 basis points to end the February period at 5.36%. Tax-exempt bond yields have not been at these levels since the mid-1970s.

Without the ability to benefit from the tax advantage inherent in municipal bonds, foreign investors have not participated to any significant extent in the tax-exempt market. Consequently, municipal bond yields have not declined dramatically as have taxable US Treasury securities. The increase in new municipal bond issuance over the past six months has also prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. Over the last six months, over $125 billion in new long-term municipal bonds were underwritten, an increase of over 35% compared to the same six-month period one year ago. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. Over $60 billion in new long-term municipal securities were issued during the last three months, an increase of over 40% compared to the same three-month period ended February 28, 1997. During the past month, over $20 billion in new long-term municipal securities were underwritten, representing an increase of over 50% compared to the February 1997 level and the largest February issuance ever.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline should be generated in part by reduced US export growth. Going forward, Asian consumer demand for US products is likely to decline in response to diminished Asian economic growth. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth and inflation, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the recent Asian market turmoil can be established.

All of these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable that municipal bond yields will remain under some relative pressure because of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates of 1998 total municipal bond issuance are presently in the $200 billion -- $225 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least exert only minimal technical pressure during 1998. Additionally, municipal bond investors received approximately $30 billion in January and February coupon payments, bond maturities and proceeds from early redemptions, which should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of February 1998), any further pressure on the municipal market may well represent an attractive investment opportunity.

Portfolio Strategy
During the six months ended February 28, 1998, we slightly restructured Merrill Lynch California Municipal Bond Fund's portfolio. Throughout the period, the municipal bond market continued to be characterized by severe volatility within a fairly tight trading range. Although the Fund has consistently generated an attractive yield, our investment strategy was not as aggressive as it could have been to take advantage of the price appreciation of bonds in the recent environment of declining interest rates. We have used recent market volatility to adopt a more aggressive strategy, in line with a slow growth, low inflation scenario that could lead to price gains for fixed-income securities in the months ahead.

As the US Treasury market has traded back toward the 6% level, we increased the Fund's investments in discount securities. These purchases were financed through the sale of more market-neutral holdings such as prerefunded holdings or shorter maturity bonds. This strategy should allow the Fund to participate more fully in the further decline in interest rates that we expect later in 1998. This restructuring is designed to enhance the Fund's total return with little or no impact on the Fund's yield. We remain committed to seeking to provide as high a level of current income as possible while looking to enhance net asset values. By February 28, 1998, the Fund had a very high credit quality mix with approximately 80% of Fund assets rated AA or higher by at least one of the major rating agencies.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch California
Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/WALTER C. O'CONNOR
Walter C. O'Connor
Vice President and Portfolio Manager

March 31, 1998


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Recent Performance Results*

                                                                                                        Standardized
                                                            12 Month       3 Month    Since Inception   30-Day Yield
                                                          Total Return   Total Return   Total Return    As of 2/28/98

ML California Municipal Bond Fund Class A Shares             +8.88%         +2.34%       +100.88%            4.18%
ML California Municipal Bond Fund Class B Shares             +8.34          +2.21        +159.93             3.84
ML California Municipal Bond Fund Class C Shares             +8.23          +2.18        + 29.84             3.74
ML California Municipal Bond Fund Class D Shares             +8.77          +2.31        + 32.07             4.08

 *  Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The
    Fund's inception dates are: Class A Shares, 10/25/88; Class B Shares, 9/30/85; and Class C and Class D Shares,
    10/21/94.




Average Annual Total Return

                                % Return Without        % Return With
                                  Sales Charge          Sales Charge**
Class A Shares*
Year Ended 12/31/97                  +8.66%                 +4.32%
Five Years Ended 12/31/97            +6.96                  +6.09
Inception (10/25/88)
through 12/31/97                     +7.78                  +7.30

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                    % Return              % Return
                                  Without CDSC           With CDSC**
Class B Shares*
Year Ended 12/31/97                  +8.21%                 +4.21%
Five Years Ended 12/31/97            +6.43                  +6.43
Ten Years Ended 12/31/97             +7.48                  +7.48

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                    % Return              % Return
                                  Without CDSC           With CDSC**
Class C Shares*
Five Years Ended 12/31/97            +8.01%                 +7.01%
Inception (10/21/94)
through 12/31/97                     +8.24                  +8.24

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                % Return Without        % Return With
                                  Sales Charge          Sales Charge**
Class D Shares*
Five Years Ended 12/31/97            +8.56%                 +4.21%
Inception (10/21/94)
through 12/31/97                     +8.79                  +7.40

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.






Merrill Lynch California Municipal Bond Fund                                                                   February 28, 1998

SCHEDULE OF INVESTMENTS                                                                                          (in Thousands)

S&P               Moody's           Face                                                                               Value
Ratings           Ratings          Amount                      Issue                                                 (Note 1a)


California -- 99.1%
NR*               NR*            $3,750       Alameda, California, Public Financing Authority,
                                              Local Agency Special Tax Revenue Refunding Bonds
                                              (Community Facility 1), Series A, 7% due 8/01/2019                      $4,140
AAA               Aaa             3,000       Anaheim, California, Public Financing Authority, Tax Allocation
                                              Revenue Bonds, RITES, 9.02% due 12/28/2018 (c)(j)                        3,791
                                              Antioch, California, Improvement Bond Act (1915 Assessment
                                              District No.27 - Lone Tree):
NR*               NR*             4,955       Series D, 7.30% due 9/02/2013                                            5,154
NR*               NR*             3,995       Series E, 7.125% due 9/02/2016                                           4,148
AAA               Aaa             3,140       Brea, California, Public Financing Authority, Tax Allocation
                                              Revenue Bonds (Redevelopment Project AB), Series A, 6.75%
                                              due 8/01/2022 (c)                                                        3,438
                                              California HFA, Home Mortgage Revenue Bonds:
AA-               Aa              3,620       AMT, Series A, 7.70% due 8/01/2030                                       3,790
AA-               Aa                445       AMT, Series B, 8% due 8/01/2029                                            463
AA-               Aa             10,115       AMT, Series F-1, 7% due 8/01/2026                                       10,923
AA-               Aa                655       AMT, Series G, 8.15% due 8/01/2019                                         672
AA-               Aa2             1,965       Series A, 8.125% due 8/01/2019                                           2,022
AA-               Aa              1,720       Series D, 7.25% due 8/01/2017                                            1,818
                                              California HFA, Revenue Bonds, AMT:
AA-               Aa              4,000       RIB, 9.162% due 8/01/2023 (j)                                            4,575
AAA               Aaa               980       Series A, 7.20% due 2/01/2026 (c)                                        1,042
                                              California Health Facilities Financing Authority Revenue Bonds:
                                              Series A:
AAA               Aaa             4,350       (Kaiser Permanente), Series A, 7% due 10/01/2018 (c)                     4,623
AAA               Aaa            12,285       RITR, Series 17, 5.375% due 8/15/2030 (c)(j)                            12,915
AAA               Aaa            13,030       Refunding (Sutter Health), Series C, 5% due 8/15/2017 (f)               12,823
NR*               A               5,780       (Scripps Research Institute), Series A, 6.625% due 7/01/2014             6,416
NR*               NR*             5,000       California Pollution Control Financing Authority, PCR, Refunding
                                              (Laidlaw Environmental), AMT, Series A, 6.70% due 7/01/2007              5,255
                                              California State Department of Water Resources, Water System
                                              Revenue Bonds (Central Valley Project):
AA                Aa2             8,780       Refunding, Series S, 5% due 12/01/2029                                   8,548
AAA               Aaa            10,000       Series O, 4.75% due 12/01/2029 (c)                                       9,347
AAA               Aaa             3,500       California State, GO, 5% due 10/01/2023 (e)                              3,416
                                              California State Public Works Board, Lease Revenue Bonds:
A                 Aaa            10,675       (Department of Corrections - Monterey County - Soledad II),
                                              Series A, 7% due 11/01/2004 (a)                                         12,595
A                 A               3,555       High Technology Facilities (San Jose Facilities), Series A,
                                              7.75% due 8/01/2006                                                      4,133
A                 Aaa             7,000       (Various Community College Projects), Series B, 7%
                                              due 3/01/2004 (a)                                                        8,177
A+                A1              4,875       California State, Refunding, UT, 5.625% due 9/01/2024                    5,109
                                              California State, Veterans' Bonds, AMT:
A+                A1             16,300       Series AW, UT, 7.70% due 4/01/2009                                      16,677
AAA               Aaa             3,000       Series BH, 5.50% due 12/01/2024 (f)                                      3,037
AA                Aa              4,750       California Statewide Communities Development Authority
                                              Revenue Bonds (Saint Joseph Health System Group), COP, 6.625%
                                              due 7/01/2004 (a)                                                        5,458
                                              Central Coast, California, Water Authority Revenue Bonds
                                              (State Water Project Regional Facilities) (d):
AAA               Aaa             5,000       6.60% due 10/01/2002 (a)                                                 5,628
AAA               Aaa             5,000       Refunding, Series A, 5% due 10/01/2016                                   5,008
BBB               NR*             1,000       Contra Costa County, California, Public Financing Authority,
                                              Tax Allocation Revenue Refunding Bonds, Series A, 7.10% due 8/01/2022    1,098
                                              Corona, California, COP, Corona Community:
AAA               Aaa             1,915       8% due 3/01/2009 (a)                                                     2,502
AAA               Aaa             2,065       8% due 3/01/2010 (a)                                                     2,723
AAA               Aaa             2,230       8% due 3/01/2011 (a)                                                     2,964
AAA               Aaa             2,410       8% due 3/01/2012 (a)                                                     3,217
AAA               Aaa             2,605       8% due 3/01/2013 (a)                                                     3,500
AAA               Aaa             2,810       8% due 3/01/2014 (a)                                                     3,791
AAA               Aaa             3,035       8% due 3/01/2015 (i)                                                     4,117
AAA               Aaa             2,905       Corona, California, Special Tax Community Facilities
                                              Refunding Bonds (District No. 90-1), Series A, 4.70%
                                              due 9/01/2020 (c)                                                        2,732
AAA               Aaa             8,375       East Bay, California, Municipal Utility District, Water System
                                              Subordinated Revenue Refunding Bonds, 5% due 6/01/2026 (e)               8,164
                                              Long Beach, California, Improvement Bond Act (1915 Assessment
                                              District 90-2):
NR*               NR*               465       7% due 9/02/2001                                                           486
NR*               NR*               495       7.05% due 9/02/2002                                                        517
NR*               NR*               530       7.10% due 9/02/2003                                                        554
NR*               NR*               570       7.15% due 9/02/2004                                                        590
NR*               NR*               610       7.20% due 9/02/2005                                                        633
NR*               NR*               655       7.25% due 9/02/2006                                                        680
NR*               NR*             4,065       7.50% due 9/02/2011                                                      4,244
NR*               NR*             5,695       Long Beach, California, M/F Housing Redevelopment Agency
                                              Revenue Bonds (Pacific Court Apartments), Issue B, AMT,
                                              6.95% due 9/01/2023 (b)                                                  3,132
NR*               NR*             1,220       Long Beach, California, Special Tax Community Facilities and
                                              Public Improvement Bonds (District No. 3 - Pine Avenue),
                                              6.375% due 9/01/2023                                                     1,297
AAA               Aaa             5,150       Los Angeles, California, Community Redevelopment Agency,
                                              Tax Allocation Refunding Bonds (Bunker Hill), Series H, 6.50%
                                              due 12/01/2016 (f)                                                       5,764
AAA               Aaa            17,050       Los Angeles, California, Convention and Exhibition Center
                                              Authority, COP, 9% due 12/01/2005 (a)                                   22,421
AAA               Aaa             8,950       Los Angeles, California, Convention and Exhibition Center Authority,
                                              Lease Revenue Bonds, RITR, Series 21, 5.375% due 8/15/2018 (c)(j)        9,207
                                              Los Angeles, California, Department of Water and Power:
A+                Aa3            20,000       Electric Plant Revenue Refunding Bonds, RIB, 6.375%
                                              due 2/01/2020 (j)                                                       21,581
AAA               Aaa             5,000       Waterworks Revenue Bonds, 6.30% due 7/01/2024 (c)                        5,549
                                              Los Angeles, California, Harbor Department Revenue Bonds:
AAA               NR*             5,000       7.60% due 10/01/2018 (i)                                                 6,355
AAA               Aaa             5,000       AMT, RITR, Series 7, 8.595% due 11/01/2026 (c)(j)                        6,269
AAA               Aaa            14,000       Los Angeles County, California, Metropolitan Transportation
                                              Authority, Sales Tax Revenue Bonds (Proposition C),
                                              Second Senior Series B, 5.25% due 7/01/2023 (d)                         14,016
AAA               Aaa             6,250       Marysville, California, Hospital Revenue Bonds (Fremont -
                                              Rideout Health Group), Series A, 6.30% due 1/01/2022 (d)                 6,824
                                              Metropolitan Water District, Southern California,
                                              Waterworks Revenue Bonds:
AA                Aa2            11,650       RIB, 7.907% due 8/05/2022 (j)                                           13,194
AA                Aa2            25,650       Series A, 5% due 7/01/2026                                              24,929
AA                Aa2             9,800       Series C, 5% due 7/01/2027                                               9,535
AAA               Aaa             4,285       Modesto, California, Irrigation District Financing Authority,
                                              Revenue Refunding Bonds (Domestic Water Project), Series D,
                                              4.75% due 9/01/2022 (d)                                                  4,048
AAA               Aaa            10,000       Northern California, Transmission Revenue Bonds, RITR, Series 16,
                                              7.12% due 5/01/2020 (c)(j)                                              10,037
AAA               Aaa             5,635       Ontario, California, Redevelopment Financing Authority
                                              Revenue Bonds (Cimarron Project No. 1 - Center City), 6.375%
                                              due 8/01/2020 (c)                                                        6,140
A                 NR*             1,000       Palmdale, California, Civic Authority, Revenue Refunding Bonds
                                              (Merged Redevelopment Project), Series A, 6.60% due 9/01/2034            1,139
AAA               Aaa            11,620       Pittsburg, California, Redevelopment Agency, Residential
                                              Mortgage Revenue Bonds, 9.60% due 6/01/2016 (i)                         17,933
NR*               NR*             8,315       Pleasanton, California, Joint Powers Financing Authority,
                                              Revenue Reassessment Bonds, Sub-Series B, 6.75% due 9/02/2017            8,994
AAA               Aaa             3,450       Rancho, California, Water District Financing Authority
                                              Revenue Bonds, RITES, 9.084% due 9/11/2001 (a)(d)(j)                     4,118
A-                NR*             2,000       Redwood City, California, Public Financing Authority,
                                              Local Agency Revenue Bonds, Series B, 7.25% due 7/15/2001 (a)            2,241
BBB               NR*             2,430       Riverside County, California, Redevelopment Agency Bonds
                                              (Tax Allocation Redevelopment Project No. 4), Series A,
                                              7.50% due 10/01/2001 (a)                                                 2,755
                                              Sacramento, California, Municipal Utility District,
                                              Electric Revenue Bonds:
AAA               Aaa             7,000       INFLOS, 9.02% due 8/15/2018 (e)(j)                                       8,251
AAA               Aaa             5,000       Series B, 6.375% due 8/15/2002 (a)(c)                                    5,569
AA                Aa              2,500       San Bernardino, California, Health Care System Revenue Bonds
                                              (Sisters of Charity), Series A, 7% due 7/01/2001 (a)                     2,777
                                              San Francisco, California, City and County Airport Commission,
                                              International Airport Revenue Bonds, Second Series:
AAA               Aaa             3,240       AMT, Issue 6, 6.50% due 5/01/2018 (d)                                    3,567
AAA               Aaa             8,000       AMT, Issue 6, 6.60% due 5/01/2020 (d)                                    8,849
AAA               Aaa            20,000       Issue 15B, 4.50% due 5/01/2028 (c)                                      18,019
                                              San Francisco, California, City and County, Public Utilities
                                              Commission, Water Revenue Refunding Bonds, Series A:
AA-               Aa              8,870       5% due 11/01/2021                                                        8,653
AA-               Aa              5,000       5% due 11/01/2026                                                        4,844
NR*               NR*             1,280       San Francisco, California, City and County Redevelopment
                                              Agency, Community Facilities District Special Tax No. 1 Bonds
                                              (South Beach), 8.20% due 8/01/2013                                       1,327
AAA               Aaa             4,150       Santa Clara, California, Electric Revenue Bonds, Series A,
                                              6.50% due 7/01/2021 (c)                                                  4,505
                                              Santa Clara County, California, Financing Authority,
                                              Lease Revenue Bonds, Series A (d):
AAA               Aaa             5,000       Refunding, 5% due 11/15/2022                                             4,882
AAA               Aaa            10,000       (VMC Facility Replacement Project), 6.75% due 11/15/2004 (a)            11,674
AAA               Aaa             2,000       Santa Fe Springs, California, Redevelopment Agency,
                                              Tax Allocation Bonds (Consolidated Redevelopment Project),
                                              Series A, 6.40% due 9/01/2022 (c)                                        2,213
AAA               Aaa            10,000       Santa Rosa, California, Wastewater Revenue Refunding Bonds
                                              (Subregional Wastewater Project), Series A, 5% due 9/01/2022 (e)         9,765
                                              Southern California Home Financing Authority, S/F
                                              Mortgage Revenue Bonds, AMT (h):
AAA               NR*             3,040       (Mortgage-Backed Securities), Series A, 7.625% due 10/01/2023            3,201
AAA               NR*             2,450       (Mortgage-Backed Securities), Series A, 7.35% due 9/01/2024 (g)          2,591
AAA               NR*             1,000       Series B, 7.75% due 3/01/2024 (g)                                        1,056
BBB+              NR*            10,000       Stanislaus, California, Waste-to-Energy Financing Agency,
                                              Solid Waste Facility Revenue Refunding Bonds
                                              (Ogden Martin System Inc. Project), 7.625% due 1/01/2010                10,718
AAA               Aaa             6,500       Stockton, California, Revenue Bonds (Wastewater Treatment
                                              Plant Expansion), COP, Series A, 6.80% due 9/01/2004 (a)(e)              7,580
AAA               Aaa             4,000       Tri-City, California, Hospital District Revenue Bonds
                                              (Tri-City Hospital), 7.50% due 2/01/2002 (a)(c)                          4,566
                                              University of California Revenue Bonds (Multiple Purpose
                                              Projects) (a):
A                 NR*            14,700       Refunding, Series A, 6.875% due 9/01/2002                               16,635
AAA               Aaa             8,000       Series D, 6.25% due 9/01/2002 (c)                                        8,877
AAA               Aaa            11,845       Series D, 6.375% due 9/01/2002 (c)                                      13,204
AAA               Aaa             2,940       University of California Revenue Bonds, RITR, Series 13,
                                              8.97% due 9/01/2019 (c)(j)                                               3,609
A                 A2              6,000       West Covina, California, COP (Queen of the Valley Hospital),
                                              6.95% due 8/15/2023                                                      6,823
AAA               Aaa             6,000       West Sacramento, California, Redevelopment Agency,
                                              Tax Allocation Bonds (West Sacramento Redevelopment Project),
                                              6.25% due 9/01/2010 (c)                                                  6,489

Puerto Rico -- 0.9%
AAA               Baa1            5,000       Puerto Rico Commonwealth, GO, UT, 6.45% due 7/01/2004 (a)                5,663

Total Investments (Cost -- $564,004) -- 100.0%                                                                       611,038

Other Assets Less Liabilities -- 0.0%                                                                                    141
                                                                                                                  ----------
Net Assets -- 100.0%                                                                                                $611,179
                                                                                                                  ==========

(a) Prerefunded.
(b) Non-income producing security.
(c) MBIA Insured.
(d) AMBAC Insured.
(e) FGIC Insured.
(f) FSA Insured.
(g) FNMA Collateralized.
(h) GNMA Collateralized.
(i) Escrowed to Maturity.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates.
    The interest rate shown is the rate in effect at February 28, 1998.
 *  Not Rated.



PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California
Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HFA     Housing Finance Agency
INFLOS  Inverse Floating Rate Municipal Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITES   Residual Interest Tax-Exempt Securities
RITR    Residual Interest Trust Receipts
S/F     Single-Family
UT      Unlimited Tax

See Notes to Financial Statements.






FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 1998

Assets:               Investments, at value (identified cost -- $564,003,668) (Note 1a)                         $611,038,456
                      Cash                                                                                         1,182,009
                      Receivables:
                      Securities sold                                                          $37,297,391
                      Interest                                                                   9,543,103
                      Beneficial interest sold                                                   1,987,653        48,828,147
                                                                                             -------------
                      Prepaid registration fees and other assets (Note 1e)                                           114,190
                                                                                                               -------------
                       Total assets                                                                              661,162,802
                                                                                                               -------------
Liabilities:           Payables:
                       Securities purchased                                                     47,874,938
                       Beneficial interest redeemed                                              1,004,603
                       Dividends to shareholders (Note 1f)                                         495,342
                       Investment adviser (Note 2)                                                 257,439
                       Distributor (Note 2)                                                        159,427        49,791,749
                                                                                             -------------
                       Accrued expenses and other liabilities                                                        192,466
                                                                                                               -------------
                       Total liabilities                                                                          49,984,215
                                                                                                               -------------
Net Assets:            Net assets                                                                               $611,178,587
                                                                                                               =============
Net Assets             Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:            shares authorized                                                                            $373,587
                       Class B Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized                                                                           2,966,944
                       Class C Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized                                                                             100,537
                       Class D Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized                                                                           1,635,931
                       Paid-in capital in excess of par                                                          560,611,924
                       Accumulated realized capital losses on investments -- net (Note 5)                         (1,545,124)
                       Unrealized appreciation on investments -- net                                              47,034,788
                                                                                                               -------------
                       Net assets                                                                               $611,178,587
                                                                                                               =============
Net Asset Value:       Class A -- Based on net assets of $44,961,314 and 3,735,867 shares of
                       beneficial interest outstanding                                                                $12.04
                                                                                                               =============
                       Class B -- Based on net assets of $357,187,187 and 29,669,441 shares of
                       beneficial interest outstanding                                                                $12.04
                                                                                                               =============
                       Class C -- Based on net assets of $12,101,388 and 1,005,365 shares of
                       beneficial interest outstanding                                                                $12.04
                                                                                                               =============
                       Class D -- Based on net assets of $196,928,698 and 16,359,311 shares of
                       beneficial interest outstanding                                                                $12.04
                                                                                                               =============

                       See Notes to Financial Statements.






Statement of Operations
                                                                                                    For the Six Months Ended
                                                                                                           February 28, 1998


Investment Income     Interest and amortization of premium and discount earned                                   $18,164,890
(Note 1d):

Expenses:             Investment advisory fees (Note 2)                                    $1,657,624
                      Account maintenance and distribution fees -- Class B (Note 2)           909,102
                      Account maintenance fees -- Class D (Note 2)                             94,247
                      Transfer agent fees -- Class B (Note 2)                                  69,790
                      Professional fees                                                        68,867
                      Accounting services (Note 2)                                             54,809
                      Account maintenance and distribution fees -- Class C (Note 2)            33,800
                      Custodian fees                                                           30,478
                      Transfer agent fees -- Class D (Note 2)                                  30,123
                      Printing and shareholder reports                                         23,558
                      Registration fees (Note 1e)                                              23,151
                      Trustees' fees and expenses                                              19,158
                      Pricing fees                                                              8,396
                      Transfer agent fees -- Class A (Note 2)                                   7,103
                      Transfer agent fees -- Class C (Note 2)                                   2,214
                      Other                                                                     4,501
                                                                                           ----------
                      Total expenses                                                                               3,036,921
                                                                                                               -------------
                      Investment income -- net                                                                    15,127,969
                                                                                                               -------------

Realized &            Realized gain on investments -- net                                                         10,367,502
Unrealized Gain on    Change in unrealized appreciation on investments -- net                                      1,001,220
Investments -- Net                                                                                             -------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations                                       $26,496,691
                                                                                                               =============

                      See Notes to Financial Statements.






Statements of Changes in Net Assets
                                                                                             For the Six          For the
                                                                                             Months Ended        Year Ended
                                                                                             February 28,         August 31,
Increase (Decrease) in Net Assets:                                                              1998                1997

Operations:           Investment income -- net                                               $15,127,969         $32,122,705
                      Realized gain on investments -- net                                     10,367,502           7,326,062
                      Change in unrealized appreciation on investments -- net                  1,001,220          10,038,184
                                                                                           -------------       -------------
                      Net increase in net assets resulting from operations                    26,496,691          49,486,951
                                                                                           -------------       -------------

Dividends to          Investment income -- net:
Shareholders          Class A                                                                 (1,183,229)         (2,365,153)
(Note 1f):            Class B                                                                 (8,757,837)        (20,956,944)
                      Class C                                                                   (265,511)           (442,724)
                      Class D                                                                 (4,921,392)         (8,357,884)
                                                                                           -------------       -------------
                      Net decrease in net assets from dividends to shareholders              (15,127,969)        (32,122,705)
                                                                                           -------------       -------------

Beneficial Interest   Net decrease in net assets derived from
Transactions          beneficial interest transactions                                       (17,064,507)        (43,754,648)
(Note 4):                                                                                  -------------       -------------

Net Assets:           Total decrease in net assets                                            (5,695,785)        (26,390,402)
                      Beginning of period                                                    616,874,372         643,264,774
                                                                                           -------------       -------------
                      End of period                                                         $611,178,587        $616,874,372
                                                                                           =============       =============

                      See Notes to Financial Statements.






Financial Highlights

                                                                                               Class A
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended
                                                                   Feb. 28,              For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                              1998           1997        1996       1995        1994

Per Share            Net asset value, beginning of period            $11.81         $11.49      $11.40      $11.32      $12.38
Operating                                                         ---------      ---------   ---------   ---------   ---------
Performance:         Investment income -- net                           .32            .64         .64         .64         .68
                     Realized and unrealized gain (loss) on
                     investments -- net                                 .23            .32         .09         .08        (.78)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Total from investment operations                   .55            .96         .73         .72        (.10)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Less dividends and distributions:
                     Investment income -- net                          (.32)          (.64)       (.64)       (.64)       (.68)
                     Realized gain on investments -- net                 --             --          --          --        (.19)
                     In excess of realized gain on
                     investments -- net                                  --             --          --          --        (.09)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Total dividends and distributions                 (.32)          (.64)       (.64)       (.64)       (.96)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Net asset value, end of period                  $12.04         $11.81      $11.49      $11.40      $11.32
                                                                  =========      =========   =========   =========   =========

Total Investment     Based on net asset  value per share               4.66%++++      8.55%       6.53%       6.75%       (.92%)
Return:**                                                         =========      =========   =========   =========   =========

Ratios to Average    Expenses                                           .65%*          .63%        .65%        .65%        .62%
Net Assets:                                                       =========      =========   =========   =========   =========
                     Investment income -- net                          5.32%*         5.49%       5.51%       5.83%       5.65%
                                                                  =========      =========   =========   =========   =========

Supplemental         Net assets, end of period (in thousands)       $44,961        $44,652     $42,668     $44,228     $60,017
Data:                                                             =========      =========   =========   =========   =========
                     Portfolio turnover                               52.41%         73.60%      53.79%      53.40%      75.66%
                                                                  =========      =========   =========   =========   =========

                   * Annualized.
                  ** Total investment returns exclude the effects of sales loads.
                ++++ Aggregate total investment return.

                     See Notes to Financial Statements.






                                                                                               Class B

                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended
                                                                   Feb. 28,              For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                              1998           1997        1996       1995        1994

Per Share            Net asset value, beginning of period            $11.82         $11.49      $11.40      $11.32      $12.38
Operating                                                         ---------      ---------   ---------   ---------   ---------
Performance:         Investment income -- net                           .29            .58         .58         .59         .61
                     Realized and unrealized gain (loss) on
                     investments -- net                                 .22            .33         .09         .08        (.78)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Total from investment operations                   .51            .91         .67         .67        (.17)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Less dividends and distributions:
                     Investment income -- net                          (.29)          (.58)       (.58)       (.59)       (.61)
                     Realized gain on investments -- net                 --             --          --          --        (.19)
                     In excess of realized gain on
                     investments -- net                                  --             --          --          --        (.09)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Total dividends and distributions                 (.29)          (.58)       (.58)       (.59)       (.89)
                                                                  ---------      ---------   ---------   ---------   ---------
                     Net asset value, end of period                  $12.04         $11.82      $11.49      $11.40      $11.32
                                                                  =========      =========   =========   =========   =========

Total Investment      Based on net asset value per share               4.31%++++      8.09%       5.99%       6.25%      (1.50%)
Return:**                                                         =========      =========   =========   =========   =========

Ratios to Average     Expenses                                         1.16%*         1.14%       1.16%       1.16%       1.13%
Net Assets:                                                       =========      =========   =========   =========   =========
                      Investment income -- net                         4.82%*         4.98%       5.01%       5.32%       5.15%
                                                                  =========      =========   =========   =========   =========


Supplemental          Net assets, end of period (in thousands)     $357,187       $376,018    $480,668    $616,199    $726,888
Data:                                                             =========      =========   =========   =========   =========
                      Portfolio turnover                              52.41%         73.60%      53.79%      53.40%      75.66%
                                                                  =========      =========   =========   =========   =========

                    * Annualized.
                   ** Total investment returns exclude the effects of sales loads.
                 ++++ Aggregate total investment return.

                      See Notes to Financial Statements.






                                                                                              Class C
                                                                                                                 For the
                                                                          For the                                Period
The following per share data and ratios have been derived                Six Months        For the Year          Oct. 21,
from information provided in the financial statements.                     Ended            Year Ended           1994+ to
                                                                          Feb. 28,           August 31,          Aug. 31,
Increase (Decrease) in Net Asset Value:                                    1998           1997       1996         1995


Per Share            Net asset value, beginning of period                  $11.82        $11.49      $11.40       $10.94
Operating                                                               ---------     ---------   ---------    ---------
Performance:         Investment income -- net                                 .28           .57         .57          .49
                     Realized and unrealized gain on investments -- net       .22           .33         .09          .46
                                                                        ---------     ---------   ---------    ---------
                     Total from investment operations                         .50           .90         .66          .95
                                                                        ---------     ---------   ---------    ---------
                     Less dividends from investment income -- net            (.28)         (.57)       (.57)        (.49)
                                                                        ---------     ---------   ---------    ---------
                     Net asset value, end of period                        $12.04        $11.82      $11.49       $11.40
                                                                        =========     =========   =========    =========

Total Investment     Based on net asset value per share                      4.26%++++     7.98%       5.88%        8.91%++++
Return:**                                                               =========     =========   =========    =========

Ratios to Average    Expenses                                                1.26%*        1.24%       1.26%        1.27%*
Net Assets:                                                             =========     =========   =========    =========
                     Investment income -- net                                4.71%*        4.87%       4.91%        5.04%*
                                                                        =========     =========   =========    =========

Supplemental         Net assets, end of period (in thousands)             $12,102       $10,904      $8,112       $3,131
Data:                                                                   =========     =========   =========    =========
                     Portfolio turnover                                     52.41%        73.60%      53.79%       53.40%
                                                                        =========     =========   =========    =========






                                                                                              Class D
                                                                                                                 For the
                                                                          For the                                Period
The following per share data and ratios have been derived                Six Months        For the Year          Oct. 21,
from information provided in the financial statements.                     Ended            Year Ended           1994+ to
                                                                          Feb. 28,           August 31,          Aug. 31,
Increase (Decrease) in Net Asset Value:                                    1998           1997       1996         1995


Per Share            Net asset value, beginning of period                  $11.82        $11.49      $11.40       $10.94
Operating                                                               ---------     ---------   ---------    ---------
Performance:         Investment income -- net                                 .31           .63         .63          .54
                     Realized and unrealized gain on investments -- net       .22           .33         .09          .46
                                                                        ---------     ---------   ---------    ---------
                     Total from investment operations                         .53           .96         .72         1.00
                                                                        ---------     ---------   ---------    ---------
                     Less dividends from investment income -- net            (.31)         (.63)       (.63)        (.54)
                                                                        ---------     ---------   ---------    ---------
                     Net asset value, end of period                        $12.04        $11.82      $11.49       $11.40
                                                                        =========     =========   =========    =========

Total Investment     Based on net asset value per share                      4.52%++++     8.53%       6.43%        9.39%++++
Return:**                                                               =========     =========   =========    =========

Ratios to Average    Expenses                                                 .75%*         .73%        .75%         .76%*
Net Assets:                                                             =========     =========   =========    =========
                     Investment income -- net                                5.22%*        5.39%       5.42%        5.59%*
                                                                        =========     =========   =========    =========

Supplemental         Net assets, end of period (in thousands)            $196,929      $185,300    $111,817       $3,846
Data:                                                                   =========     =========   =========    =========
                     Portfolio turnover                                     52.41%        73.60%      53.79%       53.40%
                                                                        =========     =========   =========    =========

                    * Annualized.
                   ** Total investment returns exclude the effects of sales loads.
                    + Commencement of operations.
                 ++++ Aggregate total investment return.

                      See Notes to Financial Statements.





Merrill Lynch California Municipal Bond Fund      February 28, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing sm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution
Agreement and Distribution Plans with Merrill Lynch Funds
Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                              Account          Distribution
                          Maintenance Fee          Fee

Class B                        0.25%              0.25%
Class C                        0.25%              0.35%
Class D                        0.10%                --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                              MLFD                MLPF&S

Class A                       $727                $6,417
Class D                     $3,425               $33,533

For the six months ended February 28, 1998, MLPF&S received contingent deferred sales charges of $100,191 and $2,624 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1998 were $316,943,672 and $328,880,264, respectively.

Net realized gains for the six months ended February 28, 1998 and net unrealized gains as of February 28, 1998 were as follows:

                                Realized            Unrealized
                                 Gains                Gains

Long-term investments         $10,336,546           $47,034,788
Financial futures contracts        30,956                    --
                             ------------          ------------
Total                         $10,367,502           $47,034,788
                             ============          ============

As of February 28, 1998, net unrealized appreciation for Federal income tax purposes aggregated $47,034,788, of which $50,618,364 related to appreciated securities and $3,583,576 related to depreciated securities. The aggregate cost of investments at February 28, 1998 for Federal income tax purposes was $564,003,668.

4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $17,064,507 and $43,754,648 for the six months ended February 28, 1998 and for the year ended August 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Six Months                      Dollar
Ended February 28, 1998              Shares            Amount

Shares sold                           234,576       $2,810,093
Shares issued to shareholders
in reinvestment of dividends           44,469          532,401
                                 ------------     ------------
Total issued                          279,045        3,342,494
Shares redeemed                      (323,017)      (3,861,649)
                                 ------------     ------------
Net decrease                          (43,972)       $(519,155)
                                 ============     ============

Class A Shares for the Year                            Dollar
Ended August 31, 1997                Shares            Amount

Shares sold                           784,082       $9,128,183
Shares issued to shareholders
in reinvestment of dividends           90,013        1,049,006
                                 ------------     ------------
Total issued                          874,095       10,177,189
Shares redeemed                      (807,960)      (9,396,731)
                                 ------------     ------------
Net increase                           66,135         $780,458
                                 ============     ============

Class B Shares for the Six Months                      Dollar
Ended February 28, 1998              Shares            Amount

Shares sold                         1,612,810      $19,325,167
Shares issued to shareholders
in reinvestment of dividends          327,474        3,921,938
                                 ------------     ------------
Total issued                        1,940,284       23,247,105
Automatic conversion
of shares                          (1,083,327)     (12,979,935)
Shares redeemed                    (3,007,320)     (35,969,393)
                                 ------------     ------------
Net decrease                       (2,150,363)    $(25,702,223)
                                 ============     ============

Class B Shares for the Year                            Dollar
Ended August 31, 1997                Shares            Amount

Shares sold                         3,032,901      $35,356,868
Shares issued to shareholders
in reinvestment of dividends          801,637        9,343,192
                                 ------------     ------------
Total issued                        3,834,538       44,700,060
Automatic conversion
of shares                          (6,809,790)     (79,213,998)
Shares redeemed                    (7,027,468)     (81,817,493)
                                 ------------     ------------
Net decrease                      (10,002,720)   $(116,331,431)
                                 ============     ============

Class C Shares for the Six Months                      Dollar
Ended February 28, 1998              Shares            Amount

Shares sold                           223,555       $2,686,676
Shares issued to shareholders
in reinvestment of dividends           13,983          167,471
                                 ------------     ------------
Total issued                          237,538        2,854,147
Shares redeemed                      (155,011)      (1,857,522)
                                 ------------     ------------
Net increase                           82,527         $996,625
                                 ============     ============

Class C Shares for the Year                            Dollar
Ended August 31, 1997                Shares            Amount

Shares sold                           528,637       $6,169,836
Shares issued to shareholders
in reinvestment of dividends           21,632          252,331
                                 ------------     ------------
Total issued                          550,269        6,422,167
Shares redeemed                      (333,381)      (3,882,185)
                                 ------------     ------------
Net increase                          216,888       $2,539,982
                                 ============     ============

Class D Shares for the Six Months                      Dollar
Ended February 28, 1998              Shares            Amount

Shares sold                           530,613       $6,147,874
Automatic conversion
of shares                           1,083,538       12,979,935
Shares issed to shareholders
in reinvestment of
dividends                             156,382        2,101,181
                                 ------------     ------------
Total issued                        1,770,533       21,228,990
Shares redeemed                    (1,093,524)     (13,068,744)
                                 ------------     ------------
Net increase                          677,009       $8,160,246
                                 ============     ============

Class D Shares for the Year                            Dollar
Ended August 31, 1997                Shares            Amount

Shares sold                           788,405       $9,195,140
Automatic conversion of
shares                              6,809,790       79,213,998
Shares issued to shareholders
in reinvestment of dividends          310,139        3,617,224
                                 ------------     ------------
Total issued                        7,908,334       92,026,362
Shares redeemed                    (1,956,003)     (22,770,019)
                                 ------------     ------------
Net increase                        5,952,331      $69,256,343
                                 ============     ============

5. Capital Loss Carryforward:
At August 31, 1997, the Fund had a net capital loss carryforward of approximately $9,723,000, of which $2,578,000 expires in 2003 and $7,145,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863